Consolidated Statements of Changes in Equity/(Deficit) ¥ in Thousands, shares in Thousands, $ in Thousands	CNY (¥) shares		USD ($) shares	Ordinary share [Member] CNY (¥) shares	Ordinary share [Member] USD ($) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Treasury Stock [Member] CNY (¥) shares	Treasury Stock [Member] USD ($) shares	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] USD ($)	Accumulated deficits [Member] CNY (¥)	Accumulated deficits [Member] USD ($)	Total Yingli Green Energy shareholders' deficit [Member] CNY (¥)	Total Yingli Green Energy shareholders' deficit [Member] USD ($)	Non-controlling interests [Member] CNY (¥)	Non-controlling interests [Member] USD ($)
Balance at Dec. 31, 2015	¥ (4,712,151)			¥ 13,791		¥ 7,246,760		¥ (127,331)		¥ 180,025		¥ (13,252,929)		¥ (5,939,684)		¥ 1,227,533
Balance (in shares) at Dec. 31, 2015 | shares				187,490,478	187,490,478			(5,726,708)	(5,726,708)
Net loss	(2,118,969)											(2,097,654)		(2,097,654)		(21,315)
Derecognize a subsidiary of the Group	(743)	[1]		¥ 0		0		¥ 0		0		0		0		(743)
Foreign currency exchange translation adjustment, net of nil tax	(223,436)			0		0		0		(234,676)		0		(234,676)		11,240
Share-based compensation	1,480			0		1,480		0		0		0		1,480		0
Purchase of non-controlling interest	(138,380)			0		0		0		0		(77,843)		(77,843)		(60,537)
Balance at Dec. 31, 2016	¥ (127,331)			¥ 13,791		7,248,240		¥ (127,331)		(54,651)		(15,428,426)		(8,348,377)		1,156,178
Balance (in Shares) at Dec. 31, 2016 | shares	187,490,478		187,490,478	187,490,478	187,490,478			(5,726,708)	(5,726,708)
Net loss	¥ (3,450,858)											(3,318,028)		(3,318,028)		(132,830)
Foreign currency exchange translation adjustment, net of nil tax	164,518			¥ 0		0		¥ 0		174,243		0		174,243		(9,725)
Share-based compensation	1,073			0		1,073		0		0		0		1,073		0
Purchase of non-controlling interest	(15,000)			0		8,376		0		0		0		8,376		(23,376)
Balance at Dec. 31, 2017	(10,492,466)			¥ 13,791		7,257,689		¥ (127,331)		119,592		(18,746,454)		(11,482,713)		990,247
Balance (in Shares) at Dec. 31, 2017 | shares				187,490,478	187,490,478			(5,726,708)	(5,726,708)
Net loss	(1,654,240)		$ (240,599)									(1,613,281)		(1,613,281)		(40,959)
Derecognize a subsidiary of the Group	0		31,259			0		¥ 0		0		0		0		31,259
Foreign currency exchange translation adjustment, net of nil tax	(229,432)		(33,370)	¥ 0		0		0		(238,072)		0		(238,072)		8,640
Share-based compensation	590			0		590		0		0		0		590		0
Purchase of non-controlling interest	(50)			0		1		0		0		0		1		(51)
Balance at Dec. 31, 2018	(12,316,789)		(1,791,403)	¥ 13,791	$ 2,006	¥ 7,258,280	$ 1,055,673	¥ (127,331)	$ 18,520	¥ (118,480)	$ (17,232)	¥ (20,332,185)	$ (2,957,194)	(13,305,925)	$ (1,935,267)	¥ 989,136	$ 143,864
Balance (in Shares) at Dec. 31, 2018 | shares				187,490,478	187,490,478			(5,726,708)	(5,726,708)
Cumulative effect of adoption of new accounting standard (Note 2)	¥ 27,550		$ 27,550											¥ 27,550

[1]	In February 2018, the Company entered into an agreement with one entity (an unrelated third party that is controlled by the minority shareholder of Yingli Greece) to dispose of the Company’s 60% equity interest in Yingli Greece and the consideration was 1 Euro. As a result, the Company derecognized the negative non-controlling interest as of the transition date, with amount of RMB 31,259 (US$ 4,546).